Derivative Financial Instruments - Market Risk Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) agreement
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt	22.60%
Number of interest rate swap agreements | agreement	12
Twenty Eight Days TIIE
Disclosure of detailed information about financial instruments [line items]
Maturity	28 days
Ninety One Days TIIE
Disclosure of detailed information about financial instruments [line items]
Maturity	91 days
One Hundred Eighty Two Days TIIE
Disclosure of detailed information about financial instruments [line items]
Maturity	182 days
Interest rate swaps | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,022,500
Interest rate of derivative instrument	4.99%
Weighted average term of derivative instrument	2 years 9 months 18 days
PEMEX
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | agreement	9
PEMEX | Interest rate swaps | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 900,000
Debt securities issued	$ 1,988